Impairment	6 Months Ended
Jun. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment
Note 6: Impairment

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m

Impact of transfers between stages	419	152
Other changes in credit quality	15	(473)
Additions and repayments	(76)	(359)
Methodology and model changes	2	3
Other items	4	—
	(55)	(829)
Total impairment charge (credit)	364	(677)

In respect of:
Loans and advances to banks	1	(3)
Loans and advances to customers	329	(594)
Debt securities	2	—
Financial assets held at amortised cost	332	(597)
Impairment charge (credit) on drawn balances	332	(597)
Loan commitments and financial guarantees	32	(78)
Financial assets at fair value through other comprehensive income	—	(2)
Total impairment charge (credit)	364	(677)
There was no charge in respect of in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business (half-year to 30 June 2021: release of £41 million).
The Group’s impairment charge comprises the following:
Impact of transfers between stages
The net impact on the impairment charge of transfers between stages.
Other changes in credit quality
Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer credit quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge of write-offs and recoveries, where the related loss allowances are reassessed to reflect the view of credit quality at the balance sheet date and therefore the ultimate realisable or recoverable value.
Additions and repayments
Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances resulting from the repayment of outstanding balances that have been provided against.
Methodology and model changes
Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; either as changes to the model inputs or to the underlying assumptions, as well as the impact of changing the models used.